Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 178,896	€ 192,012
Interbank balances (w/o central banks)	7,189	7,318
Central bank funds sold and securities purchased under resale agreements	8,415	5,904
Securities borrowed	0	63
Financial assets at fair value through profit or loss	476,114	483,183
Financial assets at fair value through other comprehensive income	7,296	6,995
Equity method investments	0	0
Loans at amortized cost	126,584	133,266
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	93,564	87,654
Assets for current tax	873	717
Total assets before deferred tax assets	898,931	917,111
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	0	9
Interbank balances (w/o central banks)	6	24
Central bank funds sold and securities purchased under resale agreements	3,063	2,465
Securities borrowed	0	0
Financial assets at fair value through profit or loss	6,431	8,050
Financial assets at fair value through other comprehensive income	24,380	21,984
Equity method investments	1,124	1,091
Loans at amortized cost	364,591	338,803
Property and equipment	6,103	5,536
Goodwill and other intangible assets	7,092	6,824
Other assets	24,560	16,130
Assets for current tax	711	497
Total assets before deferred tax assets	438,061	401,414
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	178,896	192,021
Interbank balances (w/o central banks)	7,195	7,342
Central bank funds sold and securities purchased under resale agreements	11,478	8,368
Securities borrowed	0	63
Financial assets at fair value through profit or loss	482,545	491,233
Financial assets at fair value through other comprehensive income	31,675	28,979
Equity method investments	1,124	1,091
Loans at amortized cost	491,175	472,069
Property and equipment	6,103	5,536
Goodwill and other intangible assets	7,092	6,824
Other assets	118,124	103,784
Assets for current tax	1,584	1,214
Total assets before deferred tax assets	1,336,992	1,318,525
Deferred tax assets	7,225	6,180
Total assets	€ 1,344,217	€ 1,324,705